UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
EuroFund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock EuroFund SEMI-ANNUAL REPORT APRIL 30, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK EUROFUND

APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the

S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-

to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April,

however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	– 9.64%	– 4.68%

Small cap U.S. equities (Russell 2000 Index)	–12.92	–10.96

International equities (MSCI Europe, Australasia, Far East Index)	– 9.21	– 1.78

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 4.08	+ 6.87

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 1.47	+ 2.79

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 0.73	–0.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets,

and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•Against a challenging international market backdrop, the Fund’s
Institutional, Investor A, Investor C and Class R Shares outperformed the benchmark MSCI Europe Index, while its Investor B Shares modestly lagged the index for the 6-month period.

What factors influenced performance?
•Among the strongest contributors to relative performance was the Fund’s overweight position in materials, the best-performing sector over the period, owing to strong commodity prices and robust demand. Market leaders included steel company ArcelorMittal, miner Anglo American
Plc, chemical company Akzo Nobel NV, chemical/pharmaceutical giant
Bayer AG and Irish construction company CRH Plc.

•The Fund’s overweight exposure to record-high oil prices benefited results, as well, led by European oil companies Eni SpA and Total SA (in which the Fund held overweights) and power utilities E.ON AG and RWE AG.

•Elsewhere within the Fund, stock selection in the consumer staples sector (namely food producer Nestle SA and tobacco manufacturer
British American Tobacco Plc) enhanced relative returns. Effective security selection within industrials (primarily capital goods names) also proved advantageous, as did our avoidance of the poorly-performing technology sector.

•Conversely, the primary detractor from performance was the Fund’s overweight allocation to the telecommunication services sector, which was pressured by both profit-taking following a strong 2007 fourth quarter and a weaker-than-expected earnings season in both the U.S.
and Europe. Disappointing stock selection in the sector, namely Telecom

Italia SpA and Vodafone Group Plc, also hindered results. Other detractors for the period included Fund holding Roche Holding AG
(healthcare), as well as selected investments in the banking sector, which fell on wider market concerns around the credit crisis.

Describe recent portfolio activity.
•We continued to reduce the Fund’s exposure to financials, predominately by selling holdings within the banking and diversified financial sub-
sectors. Our largest sales included investment bank UBS AG, Allied Irish
Banks Plc and insurer AXA SA. We recommitted most of the proceeds to the materials and energy sectors. Notably, we established new positions in miner BHP Billiton Plc and oil major BP Plc. Among our other pur-
chases were pharmaceutical/diagnostics company Roche, insurer
Zurich Financial Services AG and utility provider Suez SA.

Describe Fund positioning at period-end.
•We remain constructive on the outlook for European equities.While the near-term direction for corporate earnings remains uncertain, in the absence of a global recession, we believe valuations are low enough
(in an absolute and historical sense) to enable the market to develop favorably from here.

•On a sector basis, we currently favor the materials, energy and telecom-
munication services sectors, as well as the food, beverage & tobacco sub-sector. We continue to avoid consumer-focused companies and remain cautious about the outlook for financials, although continued
monetary policy easing, if combined with solid balance sheet structure, may renew the attractions of selected companies in the sector.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2007	April 30, 2008	During the Period*	November 1, 2007	April 30, 2008	During the Period*

Institutional	$1,000	$913.20	$ 4.90	$1,000	$1,019.74	$ 5.17
Investor A	$1,000	$911.80	$ 5.70	$1,000	$1,018.89	$ 6.02
Investor B	$1,000	$908.00	$10.01	$1,000	$1,014.37	$10.57
Investor C	$1,000	$908.60	$ 9.44	$1,000	$1,014.96	$ 9.97
Class R	$1,000	$909.80	$ 7.93	$1,000	$1,016.56	$ 8.37

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.03% for Institutional, 1.20% for Investor A, 2.11% for Investor B, 1.99%
for Investor C and 1.67% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK EUROFUND APRIL 30, 2008

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
† The Fund invests primarily in equities of corporations domiciled in European countries. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in European corporate securities, primarily common stocks and debt and preferred securities convertible into common stock.
††This unmanaged capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in developed European countries.

Performance Summary for the Period Ended April 30, 2008

				Average Annual Total Returns*

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	–8.68%	–0.77%	—	+20.06%	—	+8.94%	—
Investor A	–8.82	–0.98	–6.18%	+19.76	+18.48%	+8.67	+8.08%
Investor B	–9.20	–1.80	–5.34	+18.80	+18.60	+7.99	+7.99
Investor C	–9.14	–1.72	–2.49	+18.83	+18.83	+7.82	+7.82
Class R	–9.02	–1.49	—	+19.61	—	+8.50	—
Morgan Stanley Capital International Europe
Index	–9.16	–1.63	—	+20.93	—	+6.84	—

* Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

BLACKROCK EUROFUND APRIL 30, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,

Class R Share performance results are those of the Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applica-
ble to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on November 1, 2007 and held through April 31, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK EUROFUND

APRIL 30, 2008

Portfolio Summary As of April 30, 2008

Percent of
Ten Largest Equity Holdings	Net Assets

Nestle SA Registered Shares	4%
Royal Dutch Shell Plc Class B	4
Vodafone Group Plc	4
BP Plc	4
Total SA	4
E.ON AG	3
Unilever Plc	3
Eni SpA	3
Novartis AG Registered Shares	3
Allianz AG Registered Shares	3

Percent of
Five Largest Industries	Net Assets

Oil, Gas & Consumable Fuels	16%
Commercial Banks	12
Insurance	8
Metals & Mining	8
Food Products	8

Geographic Allocation as a Percentage of Long-Term Investments as of April 30, 2008

BLACKROCK EUROFUND

APRIL 30, 2008

7

Schedule of Investments April 30, 2008 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Denmark — 0.9%
Commercial Banks — 0.9%
Danske Bank A/S	224,255	$ 7,720,686

Total Common Stocks in Denmark		7,720,686

France — 10.3%
Commercial Banks — 1.5%
Societe Generale SA	111,578	12,961,430

Electric Utilities — 1.7%
Electricite de France SA	140,013	14,634,425

Machinery — 1.7%
Vallourec SA	53,757	14,574,234

Multi-Utilities — 1.6%
Suez SA	194,631	13,714,078

Oil, Gas & Consumable Fuels — 3.8%
Total SA	383,906	32,158,318

Total Common Stocks in France		88,042,485

Germany — 17.6%
Air Freight & Logistics — 1.7%
Deutsche Post AG	476,396	14,789,102

Automobiles — 3.1%
Bayerische Motoren Werke AG	188,923	10,299,416
DaimlerChrysler AG	208,162	16,185,963

		26,485,379

Chemicals — 2.6%
Bayer AG	265,730	22,500,671

Diversified Telecommunication
Services — 1.5%
Deutsche Telekom AG	691,501	12,370,305

Electric Utilities — 3.4%
E.ON AG	140,405	28,480,525

Industrial Conglomerates — 2.5%
Siemens AG	178,394	20,873,169

Insurance — 2.8%
Allianz AG Registered Shares	119,197	24,219,989

Total Common Stocks in Germany		149,719,140

Ireland — 1.5%
Construction Materials — 1.5%
CRH Plc	345,731	13,192,041

Total Common Stocks in Ireland		13,192,041

Italy — 8.7%
Commercial Banks — 4.1%
Banca Intesa SpA	2,574,529	19,160,671
Unicredit SpA	2,145,763	16,175,108

		35,335,779

Diversified Telecommunication Services — 1.4%
Telecom Italia SpA	5,691,989	11,903,939

Oil, Gas & Consumable Fuels — 3.2%
Eni SpA	707,320	27,256,743

Total Common Stocks in Italy		74,496,461

Common Stocks	Shares	Value

Luxembourg — 2.6%
Metals & Mining — 2.6%
ArcelorMittal	249,333	$ 21,867,915

Total Common Stocks in Luxembourg		21,867,915

Netherlands — 4.4%
Chemicals — 2.5%
Akzo Nobel NV	253,246	21,380,709

Diversified Financial Services — 1.9%
Fortis	590,183	16,013,331

Total Common Stocks in the Netherlands		37,394,040

Norway — 1.2%
Oil, Gas & Consumable Fuels — 1.2%
Statoilhydro ASA	279,056	10,039,333

Total Common Stocks in Norway		10,039,333

Spain — 2.7%
Commercial Banks — 2.7%
Banco Santander SA	1,056,727	22,852,878

Total Common Stocks in Spain		22,852,878

Switzerland — 16.9%
Capital Markets — 2.5%
Credit Suisse Group	382,690	21,310,827

Diversified Telecommunication
Services — 1.7%
Swisscom AG	40,606	14,406,024

Food Products — 4.3%
Nestle SA Registered Shares	76,093	36,317,526

Insurance — 3.2%
Swiss Reinsurance Co. Registered Shares	141,698	11,716,397
Zurich Financial Services AG	51,230	15,526,276

		27,242,673

Pharmaceuticals — 5.2%
Novartis AG Registered Shares	527,402	26,583,809
Roche Holding AG	109,849	18,177,394

		44,761,203

Total Common Stocks in Switzerland		144,038,253

United Kingdom — 30.4%
Aerospace & Defense — 2.2%
BAE Systems Plc	2,037,878	18,786,477

Commercial Banks — 2.3%
Barclays Plc	972,186	8,790,406
HSBC Holdings Plc	604,377	10,494,333

		19,284,739

Food Products — 3.3%
Unilever Plc	834,005	27,990,872

Insurance — 2.0%
Prudential Plc	1,234,040	16,762,070

Metals & Mining — 5.4%
Anglo American Plc	354,694	22,927,860
BHP Billiton Plc	648,505	23,141,600

		46,069,460

See Notes to Financial Statements.

8 BLACKROCK EUROFUND

APRIL 30, 2008

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
Oil, Gas & Consumable Fuels — 8.0%
BP Plc	2,664,399	$ 32,286,454
Royal Dutch Shell Plc Class B	895,724	35,691,261

		67,977,715

Pharmaceuticals — 1.0%
GlaxoSmithKline Plc	377,095	8,341,784

Tobacco — 2.3%
British American Tobacco Plc	527,465	19,786,379

Wireless Telecommunication
Services — 3.9%
Vodafone Group Plc	10,587,144	33,504,758

Total Common Stocks in the United Kingdom		258,504,254

Total Common Stocks
(Cost — $684,848,783) — 97.2%		827,867,486

	Beneficial
	Interest
Short-Term Securities	(000)

United States - 2.3%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 3.03% (a)(b)	$ 19,505	19,504,756

Total Short-Term Securities
(Cost — $19,504,756) — 2.3%		19,504,756

Total Investments (Cost — $704,353,539*) — 99.5%		847,372,242
Other Assets Less Liabilities — 0.5%		4,154,490

Net Assets — 100.0%		$ 851,526,732

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 715,236,678

Gross unrealized appreciation	$ 164,033,840
Gross unrealized depreciation	(31,898,276)

Net unrealized appreciation	$ 132,135,564

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity (000)	Interest Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (2,337)	$ 297,229

(b) Represents the current yield as of report date.
•For Fund compliance purposes,the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This defini-
tion may not apply for the purposes of this report, which may combine industry sub-
classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK EUROFUND

APRIL 30, 2008

9

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $684,848,783)	$ 827,867,486
Investments at value — affiliated (cost — $19,504,756)	19,504,756
Cash	371
Foreign currency at value (cost — $456)	458
Dividends receivable	5,355,685
Beneficial interest sold receivable	731,595
Other assets	352,197
Prepaid expenses	20,992

Total assets	853,833,540

Liabilities

Beneficial interest redeemed payable	1,234,443
Investment advisory fees payable	518,725
Distribution fees payable	167,443
Officer’s fee payable	395
Other affiliates payable	263,275
Other accrued expenses payable	122,527

Total liabilities	2,306,808

Net Assets

Net Assets	$ 851,526,732

Net Assets Consist of

Institutional Shares of beneficial interest, $0.10 par value, unlimited number of shares of beneficial interest authorized	$ 1,545,972
Investor A Shares of beneficial interest, $0.10 par value, unlimited number of shares of beneficial interest authorized	2,452,746
Investor B Shares of beneficial interest, $0.10 par value, unlimited number of shares of beneficial interest authorized	155,482
Investor C Shares of beneficial interest, $0.10 par value, unlimited number of shares of beneficial interest authorized	436,795
Class R Shares of beneficial interest, $0.10 par value, unlimited number of shares of beneficial interest authorized	28,419
Paid-in capital in excess of par	682,962,148
Distributions in excess of net investment income	(49,739)
Accumulated net realized gain	20,741,544
Net unrealized appreciation/depreciation	143,253,365

Net Assets	$ 851,526,732

Net Asset Value

Institutional — Based on net assets of $296,458,266 and 15,459,721 shares of beneficial interest outstanding	$ 19.18

Investor A — Based on net assets of $462,892,948 and 24,527,462 shares of beneficial interest outstanding	$ 18.87

Investor B — Based on net assets of $24,299,681 and 1,554,822 shares of beneficial interest outstanding	$ 15.63

Investor C — Based on net assets of $63,495,970 and 4,367,951 shares of beneficial interest outstanding	$ 14.54

Class R — Based on net assets of $4,379,867 and 284,185 shares of beneficial interest outstanding	$ 15.41

See Notes to Financial Statements.

10 BLACKROCK EUROFUND

APRIL 30, 2008

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

Investment Income

Dividends (net of $1,342,762 foreign withholding tax)	$ 12,486,914
Interest (including $297,229 from affiliates)	297,600

Total income	12,784,514

Expenses

Investment advisory	3,307,611
Service — Investor A	580,712
Service and distribution — Investor B	330,169
Service and distribution — Investor C	151,689
Service and distribution — Class R	10,190
Transfer agent — Institutional	262,459
Transfer agent — Investor A	230,829
Transfer agent — Investor B	42,221
Transfer agent — Investor C	48,888
Transfer agent — Class R	6,537
Accounting services	159,607
Custodian	138,727
Printing and shareholder reports	47,939
Registration	37,592
Professional	34,153
Officer and Trustees	20,584
Miscellaneous	29,252

Total expenses	5,439,159

Net investment income	7,345,355

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	32,366,575
Foreign currency	10,015

32,376,590

Net change in unrealized appreciation/depreciation on:
Investments	(131,473,113)
Foreign currency	(972)

(131,474,085)

Total realized and unrealized loss	(99,097,495)

Net Decrease in Net Assets Resulting from Operations	$ (91,752,140)

See Notes to Financial Statements.

BLACKROCK EUROFUND

APRIL 30, 2008

11

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30, 2008	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 7,345,355	$ 18,580,347
Net realized gain	32,376,590	167,445,702
Net change in unrealized appreciation/depreciation	(131,474,085)	30,861,424

Net increase (decrease) in net assets resulting from operations	(91,752,140)	216,887,473

Dividends and Distributions to Shareholders from:

Net investment income:
Institutional	(7,760,691)	(10,325,989)
Institutional 1	—	(980)
Investor A	(10,971,154)	(13,410,828)
Investor B	(476,846)	(1,257,875)
Investor C	(1,499,376)	(1,763,659)
Class R	(102,168)	(63,672)
Net realized gain:
Institutional	(53,283,448)	(24,978,128)
Institutional 1	—	(4,786)
Investor A	(81,881,064)	(34,649,059)
Investor B	(7,163,723)	(5,523,034)
Investor C	(14,722,261)	(5,542,809)
Class R	(811,896)	(171,525)

Decrease in net assets resulting from dividends and distributions to shareholders	(178,672,627)	(97,692,344)

Beneficial Interest Transactions

Net increase in net assets derived from beneficial interest transactions	83,742,444	10,110,593

Redemption Fees

Redemption fees	1,246	568,035

Net Assets

Total increase (decrease) in net assets	(186,681,077)	129,873,757
Beginning of period	1,038,207,809	908,334,052

End of period	$ 851,526,732	$1,038,207,809

End of period undistributed (distributions in excess of) net investment income	$ (49,739)	$ 13,415,141

See Notes to Financial Statements.

12 BLACKROCK EUROFUND

APRIL 30, 2008

Financial Highlights

			Institutional

Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 25.59	$ 23.02	$ 17.54	$ 15.25	$ 13.01	$ 10.80

Net investment income[1]	0.19	0.46	0.55	0.36	0.21	0.23
Net realized and unrealized gain (loss)	(2.26)	4.56	5.32	2.15	2.27	2.17

Net increase (decrease) from investment operations	(2.07)	5.02	5.87	2.51	2.48	2.40

Dividends and distributions from:
Net investment income	(0.55)	(0.72)	(0.39)	(0.22)	(0.24)	(0.19)
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.34)	(2.46)	(0.39)	(0.22)	(0.24)	(0.19)

Redemption fee	—[2]	0.01	—[2]	—[2]	—[2]	—

Net asset value, end of period	$ 19.18	$ 25.59	$ 23.02	$ 17.54	$ 15.25	$ 13.01

Total Investment Return[3]

Based on net asset value	(8.68%)[4]	24.46%	34.03%[5]	16.52%	19.26%	22.57%

Ratios to Average Net Assets

Total expenses	1.03%[6]	1.01%	0.99%	0.99%	1.05%	1.08%

Net investment income	1.87%[6]	2.01%	2.68%	2.09%	1.50%	2.00%

Supplemental Data

Net assets, end of period (000)	$ 296,458	$ 361,175	$ 330,849	$ 261,358	$ 252,580	$ 221,888

Portfolio turnover	22%	63%	76%	72%	78%	64%

[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Total investment returns exclude the effects of any sales charges.
[4] Aggregate total investment return.
5 In 2006, +0.21% of the Fund’s total investment return for Institutional Shares consisted of a payment by Merrill Lynch Investment Managers, L.P.
in order to resolve a regulatory issue relating to an investment.
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK EUROFUND

APRIL 30, 2008

13

Financial Highlights (continued)

			Investor A
Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 25.24	$ 22.72	$ 17.33	$ 15.07	$ 12.86	$ 10.67

Net investment income[1]	0.17	0.44	0.50	0.31	0.18	0.20
Net realized and unrealized gain (loss)	(2.24)	4.48	5.24	2.12	2.24	2.14

Net increase (decrease) from investment operations	(2.07)	4.92	5.74	2.43	2.42	2.34

Dividends and distributions from:
Net investment income	(0.51)	(0.67)	(0.35)	(0.17)	(0.21)	(0.15)
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.30)	(2.41)	(0.35)	(0.17)	(0.21)	(0.15)

Redemption fee	—[2]	0.01	—[2]	—[2]	—[2]	—

Net asset value, end of period	$ 18.87	$ 25.24	$ 22.72	$ 17.33	$ 15.07	$ 12.86

Total Investment Return[3]

Based on net asset value	(8.82%)[4]	24.29%	33.64%[5]	16.20%	18.98%	22.29%

Ratios to Average Net Assets

Total expenses	1.20%[6]	1.20%	1.24%	1.24%	1.30%	1.33%

Net investment income	1.72%[6]	1.92%	2.49%	1.84%	1.24%	1.78%

Supplemental Data

Net assets, end of period (000)	$ 462,893	$ 550,341	$ 453,104	$ 312,606	$ 296,757	$ 280,223

Portfolio turnover	22%	63%	76%	72%	78%	64%

[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 In 2006, +0.21% of the Fund’s total investment return for Investor A Shares consisted of a payment by Merrill Lynch Investment Managers, L.P.
in order to resolve a regulatory issue relating to an investment.
[6] Annualized.

See Notes to Financial Statements.

14 BLACKROCK EUROFUND

APRIL 30, 2008

Financial Highlights (continued)

			Investor B
Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$ 21.49	$ 19.59	$ 14.99	$ 13.08	$ 11.18	$ 9.25

Net investment income[1]	0.05	0.17	0.30	0.16	0.03	0.10
Net realized and unrealized gain (loss)	(1.87)	3.86	4.54	1.84	1.99	1.85

Net increase (decrease) from investment operations	(1.82)	4.03	4.84	2.00	2.02	1.95

Dividends and distributions from:
Net investment income	(0.25)	(0.40)	(0.24)	(0.09)	(0.12)	(0.02)
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.04)	(2.14)	(0.24)	(0.09)	(0.12)	(0.02)

Redemption fee	—[2]	0.01	—[2]	—[2]	—[2]	—

Net asset value, end of period	$ 15.63	$ 21.49	$ 19.59	$ 14.99	$ 13.08	$ 11.18

Total Investment Return[3]

Based on net asset value	(9.20%)[4]	23.12%	32.63%[5]	15.28%	18.14%	21.19%

Ratios to Average Net Assets

Total expenses	2.11%[6]	2.12%	2.01%	2.01%	2.09%	2.12%

Net investment income	0.57%[6]	0.98%	1.73%	1.06%	0.23%	0.98%

Supplemental Data

Net assets, end of period (000)	$ 24,300	$ 42,829	$ 62,273	$ 103,836	$ 132,725	$ 96,395

Portfolio turnover	22%	63%	76%	72%	78%	64%

[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 In 2006, +0.21% of the Fund’s total investment return for Investor B Shares consisted of a payment by Merrill Lynch Investment Managers, L.P.
in order to resolve a regulatory issue relating to an investment.
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK EUROFUND

APRIL 30, 2008

15

Financial Highlights (continued)

			Investor C
Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$ 20.42	$ 18.86	$ 14.47	$ 12.64	$ 10.83	$ 9.00

Net investment income[1]	0.07	0.21	0.29	0.15	0.02	0.09
Net realized and unrealized gain (loss)	(1.77)	3.63	4.36	1.78	1.92	1.81

Net increase (decrease) from investment operations	(1.70)	3.84	4.65	1.93	1.94	1.90

Dividends and distributions from:
Net investment income	(0.39)	(0.55)	(0.26)	(0.10)	(0.13)	(0.07)
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.18)	(2.29)	(0.26)	(0.10)	(0.13)	(0.07)

Redemption fee	—[2]	0.01	—[2]	—[2]	—[2]	—

Net asset value, end of period	$ 14.54	$ 20.42	$ 18.86	$ 14.47	$ 12.64	$ 10.83

Total Investment Return[3]

Based on net asset value	(9.14%)[4]	23.26%	32.57%[5]	15.33%	18.06%	21.29%

Ratios to Average Net Assets

Total expenses	1.99%[6]	2.00%	2.01%	2.02%	2.08%	2.12%

Net investment income	0.89%[6]	1.11%	1.71%	1.05%	0.20%	0.99%

Supplemental Data

Net assets, end of period (000)	$ 63,496	$ 79,355	$ 60,160	$ 44,881	$ 44,166	$ 25,134

Portfolio turnover	22%	63%	76%	72%	78%	64%

[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 In 2006, +0.21% of the Fund’s total investment return for Investor C Shares consisted of a payment by Merrill Lynch Investment Managers, L.P.
in order to resolve a regulatory issue relating to an investment.
[6] Annualized.

See Notes to Financial Statements.

16 BLACKROCK EUROFUND

APRIL 30, 2008

Financial Highlights (concluded)

			Class R
						Period
	Six Months Ended		Year Ended October 31,			January 3, 2003[1]
	April 30, 2008					to October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 21.45	$ 19.74	$ 15.14	$ 13.23	$ 11.32	$ 9.67

Net investment income[2]	0.11	0.29	0.41	0.18	0.33	0.25
Net realized and unrealized gain (loss)	(1.88)	3.80	4.55	1.93	1.82	1.40

Net increase (decrease) from investment operations	(1.77)	4.09	4.96	2.11	2.15	1.65

Dividends and distributions from:
Net investment income	(0.48)	(0.65)	(0.36)	(0.20)	(0.24)	—
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.27)	(2.39)	(0.36)	(0.20)	(0.24)	—

Redemption fee	—[3]	0.01	—[3]	—[3]	—[3]	—

Net asset value, end of period	$ 15.41	$ 21.45	$ 19.74	$ 15.14	$ 13.23	$ 11.32

Total Investment Return

Based on net asset value	(9.02%)[4]	23.60%	33.36%[5]	16.01%	19.22%	17.06%[4]

Ratios to Average Net Assets

Total expenses	1.67%[6]	1.71%	1.49%	1.48%	1.35%	1.58%[6]

Net investment income	1.36%[6]	1.48%	2.30%	1.10%	2.51%	1.50%[6]

Supplemental Data

Net assets, end of period (000)	$ 4,380	$ 4,509	$ 1,948	$ 823	$ 104	—[7]

Portfolio turnover	22%	63%	76%	72%	78%	64%

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $0.01 per share.
[4] Aggregate total investment return.
5 In 2006, +0.21% of the Fund’s total investment return for Class R Shares consisted of a payment by Merrill Lynch Investment Managers, L.P.
in order to resolve a regulatory issue relating to an investment.

[6]	Annualized.

[7]	Amount is less than $1,000.

See Notes to Financial Statements.

BLACKROCK EUROFUND

APRIL 30, 2008

17

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock EuroFund (the “Fund”) is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund’s financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional
Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contin-
gent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of securities: Equity investments traded on a recognized secu-
rities exchange or on the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized securities exchange for which there were no sales on that day are valued at the last available bid price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the cu-
rrent sale of that asset in an arm’s-length transaction. Fair value deter-

minations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events
(for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates. Distributions of capital gains are paid at least annually.

18 BLACKROCK EUROFUND

APRIL 30, 2008

Notes to Financial Statements (continued)

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncer-
tainty in Income Taxes — an interpretation of FASB Statement No. 109”
(“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the appli-
cation of FIN 48 to the Fund, and has determined that the adoption of
FIN 48 does not have a material impact on the Fund’s financial state-
ments. The Fund files U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remain open for the years ended October 31, 2004 through October 31, 2006. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”) was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, FASB issued Statement of Financial
Accounting Standards No. 159, “The Fair Value Option for Financial
Assets and Financial Liabilities” (“FAS 159”) was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before
November 15, 2007, provided the entity also elects to apply the provi-
sions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establish-
es presentation and disclosure requirements designed to facilitate com-

parisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s finan-
cial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreements and Other
Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC, (the “Advisor”), an indirect, wholly owned subsidiary of
BlackRock, Inc., to provide investment advisory and administration serv-
ices. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial
Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.75% on an annual basis of the average daily value of the Fund’s net assets. For the six months ended April 30, 2008, the Fund reimbursed the Advisor $7,622 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) and BlackRock
Asset Management U.K. Limited, both affiliates of the Advisor, under which the Advisor pays each sub-adviser for services it provides, a monthly fee at an annual rate that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

BLACKROCK EUROFUND

APRIL 30, 2008

19

Notes to Financial Statements (continued)

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule12b-1 under the 1940 Act, the Fund pays the Distributor ongo-
ing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and each distributor provide shareholder servicing and distribution services to the Fund. The on-
going service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and
Class R shareholders.

For the six months ended April 30, 2008, the Distributor earned under-
writing discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $16,254.

For the six months ended April 30, 2008, affiliates received contingent deferred sales charges of $5,339 and $10,066 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $1,426 relating to trans-
actions subject to front-end sales charge waivers in Investor A Shares.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended April 30, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$4,518
Investor A	$5,262
Investor B	$ 708
Investor C	$ 750
Class R	$ 30

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including share-
holder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the
Fund, 12b-1 fee calculation, check writing, anti-money laundering ser-
vices, and customer identification services.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008 were $198,931,033 and
$282,662,089, respectively.

20 BLACKROCK EUROFUND

APRIL 30, 2008

Notes to Financial Statements (continued)

4. Beneficial Interest Transactions:
Transactions in beneficial interest for each class were as follows:
	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	933,405	$ 18,973,320	7,263,929	$ 168,689,472
Shares issued to shareholders in reinvestment of dividends
and distrubutions	2,580,306	51,297,021	1,537,937	31,589,732

Total issued	3,513,711	70,270,341	8,801,866	200,279,204
Shares redeemed	(2,165,246)	(42,174,481)	(9,064,709)	(204,000,880)

Net increase (decrease)	1,348,465	$ 28,095,860	(262,843)	$ (3,721,676)

			Period
			November 6, 2006† to
			May 7, 2007††

Institutional 1 Shares

Shares sold			1,493	$ 43,112
Shares issued as a result of reorganization			5,532,829	113,021,126
Shares issued to shareholders in reinvestment of dividends			169	3,664

Total issued			5,534,491	113,067,902
Shares redeemed			(5,534,491)	(127,809,960)

Net decrease			—	$ (14,742,058)

† Prior to November 6, 2006, (commencement of operations),
the Fund issued 5 shares to BDI for $100.
†† On May 7, 2007, Institutional 1 Shares converted to
Institutional Shares.
			Year Ended
			October 31, 2007
			Shares	Amount
Investor A Shares
Shares sold and automatic conversion of shares	1,116,140	$ 21,663,391	3,006,721	$ 67,212,029
Shares issued to shareholders in reinvestment of dividends
and distributions	3,863,256	75,607,215	1,914,464	38,843,557

Total issued	4,979,396	97,270,606	4,921,185	106,055,586
Shares redeemed	(2,260,149)	(43,632,646)	(3,052,717)	(68,860,817)

Net increase	2,719,247	$ 53,637,960	1,868,468	$ 37,194,769

Investor B Shares

Shares sold	97,768	$ 1,646,552	436,237	$ 8,367,613
Shares issued to shareholders in reinvestment of dividends
and distributions	404,759	6,585,620	336,659	5,871,474

Total issued	502,527	8,232,172	772,896	14,239,087
Shares redeemed and automatic conversion of shares	(940,653)	(15,116,677)	(1,958,575)	(37,244,713)

Net decrease	(438,126)	$ (6,884,505)	(1,185,679)	$ (23,005,626)

BLACKROCK EUROFUND

APRIL 30, 2008

21

Notes to Financial Statements (concluded)

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Shares	Amount	Shares	Amount
Investor C Shares
Shares sold	307,137	$ 4,856,067	911,338	$ 16,922,267
Shares issued to shareholders in reinvestment of dividends
and distributions	929,042	14,047,301	383,571	6,348,265

Total issued	1,236,179	18,903,368	1,294,909	23,270,532
Shares redeemed	(754,467)	(11,175,227)	(598,396)	(11,062,232)

Net increase	481,712	$ 7,728,141	696,513	$ 12,208,300

Class R Shares

Shares sold	67,829	$ 1,065,934	156,930	$ 3,096,905
Shares issued to shareholders in reinvestment of dividends
and distributions	56,836	909,947	13,571	235,197

Total issued	124,665	1,975,881	170,501	3,332,102
Shares redeemed	(50,667)	(810,893)	(59,021)	(1,155,218)

Net increase	73,998	$ 1,164,988	111,480	$ 2,176,884

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares
(except Institutional 1 Shares) made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for lever-
age. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On
November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of
0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended April 30, 2008.

6. Capital Loss Carryforward:

7. Acquisition of The Europe Fund, Inc.

On November 6, 2006, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of The Europe Fund, Inc., pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 10,066,319 shares of common stock of The
Europe Fund, Inc. for 5,532,829 shares of beneficial interest of the
Fund. The Europe Fund, Inc.'s net assets on that date of $113,021,126, including $152,626 of distributions in excess of net investment income,
$141,914 of accumulated net realized losses and $8,113,020 of net unrealized appreciation were combined with those of the Fund.
The aggregate net assets immediately after the acquisition amounted to $1,001,508,858.

As of October 31, 2007, the Fund had a capital loss carryforward of $8,158,403, all of which expires in 2009. This amount will be available to offset future realized capital gains.

22 BLACKROCK EUROFUND

APRIL 30, 2008

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Fund President and Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian
Brown Brother Harriman & Co.
Boston, MA 02109

Transfer Agents
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

BLACKROCK EUROFUND

APRIL 30, 2008

23

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery 2) Click on the applicable link and follow the steps to sign up 3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available

(1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange

Commission’s (the “SEC”) website at http://www.sec.gov.

24 BLACKROCK EUROFUND

APRIL 30, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK EUROFUND

APRIL 30, 2008

25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

26 BLACKROCK EUROFUND

APRIL 30, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance
results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other informa-
tion herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock EuroFund
100 Bellevue Parkway
Wilmington, DE 19809

#10477-04/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock EuroFund

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: June 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: June 23, 2008